GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in the carrying amount of goodwill
Balance at beginning of year	$ 218,516	$ 154,114
Goodwill acquired (note 5(a) and 5(b))	1,016	51,848
Disposal of assets of a business unit	(2,073)	0
Foreign currency translation adjustments	(6,385)	12,554
Balance at end of year	211,074	218,516
OEM Solutions
Changes in the carrying amount of goodwill
Balance at beginning of year	111,348
Balance at end of year	107,268	111,348
Enterprise Solutions
Changes in the carrying amount of goodwill
Balance at beginning of year	27,405
Balance at end of year	26,988	27,405
IoT Services
Changes in the carrying amount of goodwill
Balance at beginning of year	79,763
Balance at end of year	$ 76,818	$ 79,763